Income Taxes - Changes in Reserve Associated with Uncertain Tax Positions (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation Of Unrecognized Tax Benefits Excluding Amounts Pertaining To Examined Tax Returns Roll Forward [Line Items]
Balance at January 1	$ 31.1	$ 4.9	$ 5.0
Tax positions related to the current year - additions	13.7	14.1
Tax positions related to prior years - additions	1.7	13.6
Tax positions related to prior years - reductions		(1.2)
Reductions for settlements with taxing authorities		(0.1)	(0.1)
Reductions as a result of a lapse of statutes of limitations		(0.2)
Balance at December 31	$ 46.5	$ 31.1	$ 4.9